TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	R$ 2,672,370	R$ 3,201,656
Gross | Trade accounts receivable - in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	1,193,971	1,056,625
Gross | Trade accounts receivable - exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	117,274	373,593
Gross | Trade accounts receivable - outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	1,459,204	1,929,595
Accumulated impairment losses
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	R$ (98,079)	R$ (158,157)